Summary of significant accounting policies (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Warranty cost
Guarantee for defects in materials and workmanship (in years)	10
Warranty period of solar modules against decline of more than 10% of initial power generation capacity (in years)	10
Warranty period of solar modules against decline of more than 20% of initial power generation capacity (in years)	25
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Warranty accrual rate as a percent of solar module revenue	1.00%